                                                             File No. 333-109742

                            As filed February 3, 2004
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-14/A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                     [ ] Pre-Effective Amendment No. _______

                    [X] Post-Effective Amendment No. ____1__
                        (Check appropriate box or boxes)


                         Delaware Group Equity Funds II
     ----------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
     ----------------------------------------------------------------------
                         (Area Code and Telephone Number

                 2005 Market Street, Philadelphia, PA 19103-7094
     ----------------------------------------------------------------------
 (Address of Principal Executive Offices Number, Street, City, State, Zip Code)

  Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
     ----------------------------------------------------------------------
 (Name and Address of Agent for Service, Number, Street, City, State, Zip Code)


                  Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:
Shares of beneficial interest, no par value, of Delaware Decatur Equity Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

                                     PART A

Part A, the definitive Prospectus/Proxy Statement dated November 17, 2003, as supplemented November 21, 2003, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended [File No. 333-109742] on November 17, 2003, as supplemented on November 21, 2003, and is incorporated herein by reference.

                                    Amendment
                             Dated January 30, 2004
                                       to
                           PROXY STATEMENT/PROSPECTUS
                             Dated November 17, 2003
                        as Supplemented November 21, 2003

                          Acquisition of the Assets of

                            DELAWARE CORE EQUITY FUND
                     (a series of Voyageur Mutual Funds III)

                               DELAWARE DEVON FUND
                   (a series of Delaware Group Equity Funds I)

                         DELAWARE GROWTH AND INCOME FUND
                   (a series of Delaware Group Equity Fund II)

                        By and in exchange for shares of

                       DELAWARE DECATUR EQUITY INCOME FUND
                  (a series of Delaware Group Equity Funds II)

The information contained in the Joint Proxy Statement/Prospectus dated November 17, 2003, as Supplemented November 21, 2003, of Delaware Decatur Equity Income Fund is amended as follows:

The last paragraph (including the bullet points) on page 1 of the Joint Proxy Statement/Prospectus is replaced with the following:

         The following documents are included with and considered a part of this Joint Proxy Statement/Prospectus, and are intended to provide you with information about the Decatur Equity Income Fund.

             o The Prospectus of the Decatur Equity Income Fund, dated January 31, 2003 (the "Decatur Equity Income Fund Prospectus").

             o The Annual Report to Shareholders of the Decatur Equity Income Fund for the fiscal year ended November 30, 2003 (the "Decatur Equity Income Fund Annual Report").

The first two paragraphs on page 2 of the Joint Proxy Statement/Prospectus are replaced with the following:

         The Prospectus of the Core Equity Fund dated June 30, 2003 (as supplemented August 22, 2003), the Prospectus of the Devon Fund dated December 31, 2003, and the Prospectus of the Growth and Income Fund dated January 31, 2003 (as supplemented May 1, 2003 and August 22,
         2003) are incorporated by reference into this Joint Proxy Statement/Prospectus. You can request a free copy of the Statement of Additional Information or any of the documents described above by calling 1-800-523-1918, or by writing to the Acquiring Trust or the Trusts at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

The first paragraph under the section entitled "SUMMARY" on page 2 of the Joint Proxy Statement/Prospectus is replaced with the following:

         This is only a summary of certain information contained in this Joint Proxy Statement/Prospectus. For more complete information, you should read the rest of this Joint Proxy Statement/Prospectus, including the Plan (attached as Exhibit A to the Joint Proxy Statement/Prospectus) and the Decatur Equity Income Fund Prospectuses and Annual Report included with this Joint Proxy Statement/Prospectus.

The section entitled "COMPARISONS OF SOME IMPORTANT FEATURES - What are the fees and expenses of each Fund and what might they be after the Transaction?" on page 4 of the Joint Proxy Statement/Prospectus is replaced with the following:

What are the fees and expenses of each Fund and what might they be after the Transaction?

         The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical, and, except as noted, the operating expenses shown are based on expenses incurred during each Fund's most recent fiscal year. The Manager generally has agreed to cap expenses of the Decatur Equity Income Fund for a period of one year following the merger at the expense level in effect immediately prior to the date of the merger.

                                       FEES AND EXPENSES FOR THE DECATUR EQUITY INCOME FUND
                                                      AND THE ACQUIRED FUNDS

                                                Maximum                            Maximum
                                                 Sales                           Sales Load on
     Fund Names and Classes of                  Load on        Maximum           Reinvested        Redemption       Exchange
              Shares                           Purchases         CDSC             Dividends           Fees           Fees(4)
------------------------------------------- --------------- ---------------- ------------------- ---------------- --------------
    All Funds after Transaction
    Class A                                     5.75%            none(1)            none              none            none
    Class B                                      none           4.00%(2)            none              none            none
    Class C                                      none           1.00%(3)            none              none            none
    Class R                                      none            none               none              none            none
    Institutional Class                          none            none               none              none            none

                                                         OPERATING EXPENSES

                                                                                        Total
                                                    Distribution                        Annual              Fee
                                                     and Service                         Fund             Waivers
       Fund Names and              Management          (12b-1)          Other          Operating            and             Net
      Classes of Shares              Fees               Fees           Expenses         Expenses          Payments        Expenses
------------------------------ ------------------- ---------------- ---------------- ---------------- ----------------- ------------
Decatur Equity
Income Fund after
Transaction
    Class A                          0.59%              0.27%(5)         0.37%            1.23%           (0.06%)          1.17%(6)
    Class B                          0.59%              1.00%(5)         0.37%            1.96%           (0.06%)          1.90%(6)
    Class C                          0.59%              1.00%(5)         0.37%            1.96%           (0.06%)          1.90%(6)
    Class R                          0.59%              0.60%(5)         0.37%            1.56%           (0.06%)          1.50%(6)
    Institutional Class              0.59%              none             0.37%            0.96%           (0.06%)          0.90%(6)

Decatur Equity
Income Fund
(as of November 30, 2003)
    Class A                          0.63%              0.26%(5)         0.31%            1.20%             N/A            1.20%
    Class B                          0.63%              1.00%(5)         0.31%            1.94%             N/A            1.94%
    Class C                          0.63%              1.00%(5)         0.31%            1.94%             N/A            1.94%
    Class R                          0.63%              0.60%(5)         0.31%            1.54%             N/A            1.54%
    Institutional Class              0.63%              none             0.31%            0.94%             N/A            0.94%

Core Equity Fund
(as of April 30, 2003)
    Class A                          0.65%              0.25%            1.09%            1.99%             N/A            1.99%
    Class B                          0.65%              1.00%            1.09%            2.74%             N/A            2.74%
    Class C                          0.65%              1.00%            1.09%            2.74%             N/A            2.74%
    Class R                          0.65%              0.60%            1.09%            2.34%             N/A            2.34%
    Institutional Class              0.65%              none             1.09%            1.74%             N/A            1.74%

Devon Fund
(as of October 31, 2003)
    Class A                          0.65%              0.30%            1.14%            2.09%           (0.59%)(7)       1.50%
    Class B                          0.65%              1.00%            1.14%            2.79%           (0.59%)(7)       2.20%
    Class C                          0.65%              1.00%            1.14%            2.79%           (0.59%)(7)       2.20%
    Class R                          0.65%              0.60%            1.14%            2.39%           (0.59%)(7)       1.80%
    Institutional Class              0.65%              none             1.14%            1.79%           (0.59%)(7)       1.20%

Growth and Income
Fund (as of November 30, 2003)
    Class A                          0.65%              0.30%            0.53%            1.48%             N/A            1.48%
    Class B                          0.65%              1.00%            0.53%            2.18%             N/A            2.18%
    Class C                          0.65%              1.00%            0.53%            2.18%             N/A            2.18%
    Class R                          0.65%              0.60%            0.53%            1.78%             N/A            1.78%
    Institutional Class              0.65%              none             0.53%            1.18%             N/A            1.18%


(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(5) The Board of Trustees adopted a formula for calculating 12b-1 plan expenses that went into effect on May 2, 1994. Under this formula, 12b-1 plan expenses for Class A shares will not be more than 0.30% or less than 0.10%. Class B and Class C shares are subject to an annual 12b-1 fee of 1.00% of average daily net assets. Class R shares are subject to a 12b-1 fee of 0.60% of average daily net assets.
(6) Decatur Equity Income Fund's expenses will be capped for the period of one year following the date of the merger at the expense level (excluding any 12b-1 fees, taxes, interest, brokerage fees, commissions, extraordinary expenses and certain insurance costs) in effect immediately prior to the date of the merger, which may differ from the pro forma net expense level included in the table. For pro forma financial statement purposes, the expense level used for calculation was 0.90%, which was the expense level as of the date of the pro forma financial statements. The net expenses shown for the Decatur Equity Income Fund in the table are based on the Fund's last completed fiscal year, November 30, 2003, which differ from the expense level as of the date of the pro forma financial statements and may differ from the level of the expense cap as of the date of the merger.
(7) The Manager has contracted to waive its fee and pay expenses through December 31, 2004 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, commissions, extraordinary expenses and certain insurance costs) from exceeding 1.20% of average daily net assets.

Examples:

         The following Examples are intended to help you compare the cost of investing in an Acquired Fund with the cost of investing in the Decatur Equity Income Fund. Each Example assumes that you invest $10,000 in each Fund for the time period indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year. These are examples only, and do not represent future expenses, which may be greater or less than those shown below.

                                                   1 Year                 3 Years                 5 Years               10 Years(1)
                                                   ------                 -------                 -------               -----------
Decatur Equity Income Fund
after Transaction(2)
   Class A                                          $687                    $937                  $1,206                  $1,973
   Class B                                          $193                    $609                  $1,052                  $2,091
   Class B (if redeemed)                            $593                    $884                  $1,277                  $2,091
   Class C                                          $193                    $609                  $1,052                  $2,280
   Class C (if redeemed)                            $293                    $609                  $1,052                  $2,280
   Class R                                          $153                    $487                   $844                   $1,851
   Institutional Class                               $92                    $300                   $525                   $1,173

Core Equity Fund(2)
   Class A                                          $765                   $1,164                 $1,586                  $2,759
   Class B                                          $277                    $850                  $1,450                  $2,891
   Class B (if redeemed)                            $677                   $1,125                 $1,675                  $2,891
   Class C                                          $277                    $850                  $1,450                  $3,070
   Class C (if redeemed)                            $377                    $850                  $1,450                  $3,070
   Class R                                          $237                    $730                  $1,250                  $2,676
   Institutional Class                              $177                    $548                   $944                   $2,052

Devon Fund(3)
   Class A                                          $719                   $1,139                 $1,583                  $2,813
   Class B                                          $223                    $809                  $1,422                  $2,908
   Class B (if redeemed)                            $623                   $1,084                 $1,647                  $2,908
   Class C                                          $223                    $809                  $1,422                  $3,076
   Class C (if redeemed)                            $323                    $809                  $1,422                  $3,076
   Class R                                          $183                    $689                  $1,222                  $2,681
   Institutional Class                              $122                    $506                   $915                   $2,057

Growth and Income Fund(3)
   Class A                                          $717                   $1,016                 $1,336                  $2,242
   Class B                                          $221                    $682                  $1,170                  $2,336
   Class B (if redeemed)                            $621                    $957                  $1,395                  $2,336
   Class C                                          $221                    $682                  $1,170                  $2,513
   Class C (if redeemed)                            $321                    $682                  $1,170                  $2,513
   Class R                                          $181                    $560                   $964                   $2,095
   Institutional Class                              $120                    $375                   $649                   $1,432

(1) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.
(2) The Decatur Equity Income Fund's and the Core Equity Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one year contractual period and total operating expenses without expense waivers for years two through ten.
(3) A Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that a Fund's total operating expenses remain unchanged in each of the periods we show.

The first paragraph under the section entitled "COMPARISONS OF SOME IMPORTANT FEATURES - Where can I find more financial information about the Funds?" on page 7 of the Joint Proxy Statement/Prospectus is replaced with the following:

         The Decatur Equity Income Fund's Annual Report, which is included with this Joint Proxy Statement/Prospectus, contain a discussion of the Fund's performance during the past fiscal year, and shows per share information for each of the past five fiscal years.

The second sentence under the section entitled "Voting Information - Who is entitled to vote?" on page 20 of the Joint Proxy Statement/Prospectus is replaced by the following:

         As of Record Date, there were 1,395,854.591 outstanding shares of the Core Equity Fund, 7,654,703.975 outstanding shares of the Devon Fund and 35,576,724.783 outstanding shares of the Growth and Income Fund.

The first paragraph under the section entitled "INFORMATION ABOUT THE DECATUR EQUITY INCOME FUND" on page 21 of the Joint Proxy Statement/Prospectus is replaced with the following:

         Information about the Decatur Equity Income Fund is included in the Decatur Equity Income Fund Prospectuses, which is attached to and considered a part of this Joint Proxy Statement/Prospectus. Additional information about the Decatur Equity Income Fund is included in its Statement of Additional Information dated January 31, 2003, as supplemented, and the Statement of Additional Information dated November 17, 2003 (relating to this Joint Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of the Statements of Additional Information, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Acquiring Trust at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

The section entitled "INFORMATION ABOUT THE CORE EQUITY FUND" on page 21 of the Joint Proxy Statement/Prospectus is replaced with the following:

         Information about the Core Equity Fund is included in its current Prospectus dated June 30, 2003, as supplemented, Statement of Additional Information dated June 30, 2003, Annual Report to Shareholders for the fiscal year ended April 30, 2003, Semi-Annual Report to Shareholders dated for the six months ended October 31, 2003, and the Statement of Additional Information dated November 17, 2003 (relating to this Joint Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Trust at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

The section entitled "INFORMATION ABOUT THE DEVON FUND" on page 21 of the Joint Proxy Statement/Prospectus is replaced with the following:

         Information about the Devon Fund is included in its current Prospectus dated December 31, 2003, Statement of Additional Information dated December 31, 2003, Annual Report to Shareholders for the fiscal year ended October 31, 2003, and the Statement of Additional Information dated November 17, 2003 (relating to this Joint Proxy Statement/ Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Trust at Attention:
         Account Services, 2005 Market Street, Philadelphia, PA 19103.

The section entitled "INFORMATION ABOUT THE GROWTH AND INCOME FUND" on page 21 of the Joint Proxy Statement/Prospectus is replaced with the following:

         Information about the Growth and Income Fund is included in its current Prospectus dated January 31, 2003, as supplemented, Statement of Additional Information dated January 31, 2003, as amended May 1, 2003, Annual Report to Shareholders for the fiscal year ended November 30, 2003, and the Statement of Additional Information dated November 17, 2003 (relating to this Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Trust at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

The fourth and fifth bullet points in the section entitled "OTHER DOCUMENTS INCLUDED WITH THIS JOINT PROXY STATEMENT/PROSPECTUS" on page 25 of the of the Joint Proxy Statement/Prospectus are replaced with the following:

         o Annual Report to Shareholders of the Decatur Equity Income Fund for the fiscal year ended November 30, 2003 as previously filed via EDGAR is incorporated herein by reference to Form N-CSR filed January 29, 2004.

                                     PART B

The Statement of Additional Information dated November 15, 2003 that was filed on Form N-14 under the Securities Act of 1933, as amended [File No. 333-109742], on October 16, 2003, is incorporated herein by reference.

                                    Amendment
                             Dated January 30, 2004
                                       to
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR

                            DELAWARE CORE EQUITY FUND
                     (a series of Voyageur Mutual Funds III)

                               DELAWARE DEVON FUND
                   (a series of Delaware Group Equity Funds I)

                         DELAWARE GROWTH AND INCOME FUND
                   (a series of Delaware Group Equity Fund II)

                        By and in exchange for shares of

                       DELAWARE DECATUR EQUITY INCOME FUND
                  (a series of Delaware Group Equity Funds II)

The information contained in the Statement of Additional Information ("SAI") dated November 15, 2003 of Delaware Decatur Equity Income Fund is amended as follows:

Enumerated paragraphs (3) - (5) on the first page of the SAI are replaced with the following:

      3. Semiannual Report of the Core Equity Fund for the six months ended October 31, 2003 as previously filed via EDGAR is incorporated herein by reference to the N-CSR filed December 29, 2003 and will be mailed to any Shareholder who requests this Semiannual Report.

      4. Annual Report of the Delaware Devon Fund for the fiscal year ended October 31, 2003 as previously filed via EDGAR is incorporated herein by reference to the N-CSR filed December 29, 2003 and will be mailed to any Shareholder who requests this Annual Report.

      5. Annual Report of the Delaware Growth and Income Fund for the fiscal year ended November 30, 2003 as previously filed via EDGAR is incorporated herein by reference to the Form N-CSR filed January 29, 2004 and will be mailed to any Shareholder who requests this Annual Report.

       Enumerated paragraph (6) on the second page of the SAI is deleted.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification

Article VI of the By-Laws are incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999 as Exhibit (b).

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below.

         Exhibits:

               (1) Copies of the charter of the Registrant as now in effect;

                   (a) Agreement and Declaration of Trust (December 17, 1998)
                       incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

                   (b) Certificate of Trust (December 17, 1998) incorporated
                       into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

               (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

                   (a) By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed November 22, 1999.

               (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

                   Not applicable.

               (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                   (a) Form of Agreement and Plan of Reorganization incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

               (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                   (a) Agreement and Declaration of Trust. Articles III, V and
                       VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

                   (b) By-Laws. Article II of By-Laws incorporated into this
                       filing by reference to Post- Effective Amendment No. 113 filed November 22, 1999.

               (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                   (a) Executed Investment Management Agreement (November 23,
                       1999) between Delaware Management Company and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

               (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                   (a) Executed Distribution Agreement (May 15, 2003) between
                       Delaware Distributors, L.P. and the Registrant on behalf of each Class incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

                   (b) Form of Second Amended and Restated Financial
                       Intermediary Distribution Agreement (August 21, 2003) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

                   (c) Executed Financial Intermediary Distribution Agreement
                       (January 1, 2001) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 118 filed January 31, 2002.

                   (d) Executed Appendix A (December 20, 2001) to Financial
                       Intermediary Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 118 filed January 31, 2002.

                   (e) Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

                   (f) Vision Mutual Fund Gateway Agreement (November 2000)
                       incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

                   (g) Registered Investment Advisers Agreement (January 2001)
                       incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

                   (h) Bank/Trust Agreement (January 2001) incorporated into
                       this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

               (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                   Not applicable.

               (9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

                   (a) Executed Custodian Agreement (May 1996) between JPMorgan
                       Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

                       (i)  Executed Amendment to Custodian Agreement (July 1,
                            2001) incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

                       (ii) Executed Amendment No. 1 to Schedule A (July 17,
                            2003) of the Custodian Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

                   (b) Executed Letter to JPMorgan Chase Bank (February 24,
                       1997) to add Delaware Social Awareness Fund (formerly named Quantum Fund) to the Custodian Agreement incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

                   (c) Executed Letter to JPMorgan Chase Bank (August 24, 1998)
                       to add Delaware Decatur Equity Income Fund (formerly named Decatur Income Fund) and Delaware Growth and Income Fund (formerly named Decatur Total Return Fund) to the Custodian Agreement incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

                   (d) Executed Letter to JPMorgan Chase Bank (September 14,
                       1998) to add Delaware Diversified Value Fund to the Custodian Agreement incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

                   (e) Executed Securities Lending Agreement (December 22, 1998)
                       with JPMorgan Chase Bank incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

                       (i) Executed Amendment to Securities Lending Agreement (October 1, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

                       (ii) Executed Amendment No. 1 to Schedule A (July 17,
                            2003) of the Securities Lending Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

               (10) Copies of any plan entered into by Registrant pursuant to
                    Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                    (a) Plan under Rule 12b-1 (April 19, 2001) for each Fund's A
                        Class incorporated into this filing by reference to Post-Effective Amendment No. 118 filed January 31, 2002.

                    (b) Plan under Rule 12b-1 (April 19, 2001) for each Fund's B
                        Class incorporated into this filing by reference to Post-Effective Amendment No. 118 filed January 31, 2002.

                    (c) Plan under Rule 12b-1 (April 19, 2001) for each Fund's C
                        Class incorporated into this filing by reference to Post-Effective Amendment No. 118 filed January 31, 2002.

                    (d) Plan under Rule 12b-1 (May 15, 2003) for each Fund's R
                        Class is incorporated into this filing by reference to Post-Effective Amendment No. 121 filed on April 30, 2003.

                    (e) Plan under Rule 18f-3 (February 2003) is incorporated
                        into this filing by reference to Post-Effective Amendment No. 121 filed on April 30, 2003.

               (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                    To be filed by amendment.

               (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                    (a) Form of Opinion and Consent of Counsel of Tax Matters
                        incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

               (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

                    (a) Executed Shareholder Services Agreement (April 19, 2001)
                        between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 121 filed January 29, 2003.

                        (i) Executed Schedule B (May 15, 2003) to the
                            Shareholder Services Agreement incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

                        (ii) Executed Amendment Letter (August 23, 2002) to the
                             Shareholder Services Agreement incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

                    (b) Executed Delaware Group of Funds Fund Accounting
                        Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996 and to Post-Effective Amendment No. 110 filed July 1, 1998.

                        (i) Executed Schedule B (May 16, 2002) to Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

                        (ii) Executed Amendment No. 26 (May 1, 2003) to Delaware
                             Investments Family of Funds Fund Accounting
                             Agreement, is incorporated into this filing by reference to Post-Effective Amendment No. 121 filed on April 30, 2003.

               (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the Securities Act of 1933 (the "1933 Act");

                    (a) Consent of Ernst & Young LLP, independent auditors, is filed electronically herewith as Exhibit No.
                        EX-99.14(a).

               (15) All financial statements omitted pursuant to Item 14(a)(1);

                    Not applicable.

               (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration; and

                    (a) Trustees' Power of Attorney, incorporated into this
                        filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

               (17) Any additional exhibits which the Registrant may wish to file.

                    (a) Codes of Ethics for the Delaware Investments Family of
                        Funds incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

                    (b) Codes of Ethics for Delaware Management Company, a
                        series of Delaware Management Business Trust, and Delaware Distributors, L.P. incorporated into this filing by reference to Registrant's filing on Form N-14 filed October 16, 2003.

                    (c) Code of Ethics for Lincoln Financial Distributors, Inc.
                        incorporated into this filing by reference to Post-Effective Amendment No. 121 filed June 1, 2003.

Item 17.  Undertakings

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining an liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, (the "1933 Act") the registration statement has been signed on behalf of the registrant in the City of Philadelphia and the Commonwealth of Pennsylvania on the 30th day of January, 2004.

                                                  DELAWARE GROUP EQUITY FUNDS II

                                                  By:     Jude T. Driscoll
                                                     ---------------------------
                                                          Jude T. Driscoll
                                                              Chairman

         As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

               Signature                                    Title                                              Date
------------------------------------           --------------------------------------                    -----------------
Jude T. Driscoll                               Chairman (Principal Executive Officer)                    January 30, 2004
--------------------------                     and Trustee
Jude T. Driscoll

Walter P. Babich         *                     Trustee                                                   January 30, 2004
--------------------------
Walter P. Babich

John H. Durham           *                     Trustee                                                   January 30, 2004
--------------------------
John H. Durham

John A. Fry              *                     Trustee                                                   January 30, 2004
--------------------------
John A. Fry

Anthony D. Knerr         *                     Trustee                                                   January 30, 2004
--------------------------
Anthony D. Knerr

Ann R. Leven             *                     Trustee                                                   January 30, 2004
--------------------------
Ann R. Leven

Thomas F. Madison        *                     Trustee                                                   January 30, 2004
--------------------------
Thomas F. Madison

Janet L. Yeomans         *                     Trustee                                                   January 30, 2004
--------------------------
Janet L. Yeomans

Joseph H. Hastings       *                     Executive Vice President/Chief Financial                  January 30, 2004
--------------------------                     Officer (Principal Accounting Officer)
Joseph H. Hastings

                                               * By: Jude T. Driscoll
                                                    -----------------------
                                                     Jude T. Driscoll
                                                   as Attorney-in-Fact for
                                                each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    Exhibits
                                       to
                                    Form N-14


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.                Exhibit
-----------                -------

EX-99.14(a)         Consent of Ernst &Young LLP, Independent Auditors





























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